Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4,766	¥ 3,561
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,850	3,645
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	35	29
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	35	29
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	73	109
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	73	109
CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,631	2,654
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,631	2,654
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	170	153
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	170	153
Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	11	12
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	11	12
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	835	593
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	835	593
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	11	11
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	11	11
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 84	¥ 84